UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: January 1, 2014 – March 31, 2014

Item 1.  Schedule of Investments.
           Attached hereto.

GEQ Guggenheim Equal Weight Enhanced Equity Income Fund
Portfolio of Investments
March 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 119.3%
	Basic Materials - 6.0%
3,664	Air Products & Chemicals, Inc.(a)	$436,163
4,135	Airgas, Inc.(a)	440,419
37,056	Alcoa, Inc.(a)	476,910
12,807	Allegheny Technologies, Inc.(a)	482,568
1,740	CF Industries Holdings, Inc.(a)	453,513
23,869	Cliffs Natural Resources, Inc.(a)	488,360
9,018	Dow Chemical Co.(a)	438,185
5,241	Eastman Chemical Co.(a)	451,827
4,039	Ecolab, Inc.(a)	436,172
6,671	EI du Pont de Nemours & Co.(a)	447,624
5,554	FMC Corp.(a)	425,214
14,125	Freeport-McMoRan Copper & Gold, Inc.(a)	467,114
4,725	International Flavors & Fragrances, Inc.(a)	452,041
9,512	International Paper Co.(a)	436,411
4,934	LyondellBasell Industries NV (Netherlands)(a)	438,830
12,054	MeadWestvaco Corp.(a)	453,712
3,876	Monsanto Co.(a)	440,973
9,159	Mosaic Co.(a)	457,949
16,758	Newmont Mining Corp.(a)	392,808
9,047	Nucor Corp.(a)	457,235
2,255	PPG Industries, Inc.(a)	436,252
3,330	Praxair, Inc.(a)	436,130
2,172	Sherwin-Williams Co.(a)	428,166
4,613	Sigma-Aldrich Corp.(a)	430,762
18,242	United States Steel Corp.(a)	503,662
		11,209,000

	Communications - 9.1%
1,174	Amazon.com, Inc.(a) (b)	395,074
13,505	AT&T, Inc.(a)	473,620
25,840	Cablevision Systems Corp., Class A(a)	435,921
6,713	CBS Corp., Class B(a)	414,863
14,329	CenturyLink, Inc.(a)	470,564
20,551	Cisco Systems, Inc.(a)	460,548
8,663	Comcast Corp., Class A(a)	433,323
23,251	Corning, Inc.(a)	484,086
5,706	Directtv(a) (b)	436,053
5,276	Discovery Communications, Inc., Class A(a) (b)	436,325
7,733	eBay, Inc.(a) (b)	427,171
5,791	Expedia, Inc.(a)	419,848
4,083	F5 Networks, Inc.(a) (b)	435,371
6,478	Facebook, Inc., Class A(a) (b)	390,235
88,102	Frontier Communications Corp.(a)	502,182
15,692	Gannett Co., Inc.(a)	433,099
375	Google, Inc., Class A(a) (b)	417,941
612	Graham Holdings Co., Class B(a)	430,695
6,046	Harris Corp.(a)	442,325
25,658	Interpublic Group of Cos., Inc.(a)	439,778
17,124	Juniper Networks, Inc.(a) (b)	441,114
6,890	Motorola Solutions, Inc.(a)	442,958
1,033	NetFlix, Inc.(a) (b)	363,647
25,171	News Corp. Class A, Class A(a) (b)	433,445
10,003	Nielsen Holdings NV (Netherlands)(a)	446,433
6,072	Omnicom Group, Inc.(a)	440,827
347	priceline.com, Inc.(a) (b)	413,586
5,572	Scripps Networks Interactive, Inc., Class A(a)	422,971
21,763	Symantec Corp.(a)	434,607
3,179	Time Warner Cable, Inc.(a)	436,095
6,590	Time Warner, Inc.(a)	430,525
4,260	TripAdvisor, Inc.(a) (b)	385,913
13,588	Twenty-First Century Fox, Inc.(a)	434,408
7,998	VeriSign, Inc.(a) (b)	431,172
9,521	Verizon Communications, Inc.(a)	452,914
5,039	Viacom, Inc., Class B(a)	428,265
5,480	Walt Disney Co.(a)	438,784
53,116	Windstream Holdings, Inc.(a)	437,676
11,668	Yahoo!, Inc.(a) (b)	418,881
		16,913,243

	Consumer, Cyclical - 16.5%
8,270	AutoNation, Inc.(a) (b)	440,212
823	AutoZone, Inc.(a) (b)	442,033
6,423	Bed Bath & Beyond, Inc.(a) (b)	441,902
17,070	Best Buy Co., Inc.(a)	450,819
7,178	BorgWarner, Inc.(a)	441,232
9,293	CarMax, Inc.(a) (b)	434,912
11,420	Carnival Corp. (Panama)(a)	432,361
761	Chipotle Mexican Grill, Inc.(a) (b)	432,286
7,388	Cintas Corp.(a)	440,399
8,933	Coach, Inc.(a)	443,613
3,868	Costco Wholesale Corp.(a)	431,978
6,031	CVS Caremark Corp.(a)	451,481
8,913	Darden Restaurants, Inc.(a)	452,424
6,752	Delphi Automotive PLC (Jersey)(a)	458,190
12,860	Delta Air Lines, Inc.(a)	445,599
7,671	Dollar General Corp.(a) (b)	425,587
8,136	Dollar Tree, Inc.(a) (b)	424,536
19,906	DR Horton, Inc.(a)	430,965
7,277	Family Dollar Stores, Inc.(a)	422,139
9,042	Fastenal Co.(a)	445,951
29,094	Ford Motor Co.(a)	453,866
3,903	Fossil Group, Inc.(a) (b)	455,129
11,256	GameStop Corp., Class A(a)	462,622
10,427	Gap, Inc.(a)	417,706
12,871	General Motors Co.(a)	443,020
5,135	Genuine Parts Co.(a)	445,975
16,078	Goodyear Tire & Rubber Co.(a)	420,118
6,526	Harley-Davidson, Inc.(a)	434,697
4,197	Harman International Industries, Inc.(a)	446,561
8,027	Hasbro, Inc.(a)	446,462
5,528	Home Depot, Inc.(a)	437,431
29,307	International Game Technology(a)	412,056
9,578	Johnson Controls, Inc.(a)	453,231
7,990	Kohl's Corp.(a)	453,832
10,964	Lennar Corp., Class A(a)	434,394
7,707	Limited Brands, Inc.(a)	437,526
8,937	Lowe's Cos., Inc.(a)	437,019
7,489	Macy's, Inc.(a)	444,023
8,143	Marriott International, Inc., Class A(a)	456,170
11,769	Mattel, Inc.(a)	472,054
4,497	McDonald's Corp.(a)	440,841
4,471	Michael Kors Holdings Ltd. (British Virgin Islands)(a) (b)	417,010
3,148	Mohawk Industries, Inc.(a) (b)	428,065
14,963	Newell Rubbermaid, Inc.(a)	447,394
5,603	NIKE, Inc., Class B(a)	413,838
7,154	Nordstrom, Inc.(a)	446,767
2,968	O'Reilly Automotive, Inc.(a) (b)	440,422
6,750	PACCAR, Inc.(a)	455,220
6,480	PetSmart, Inc.(a)	446,407
22,911	Pulte Group, Inc.(a)	439,662
3,815	PVH Corp.(a)	475,999
2,740	Ralph Lauren Corp.(a)	440,948
6,037	Ross Stores, Inc.(a)	431,947
18,342	Southwest Airlines Co.(a)	433,055
38,825	Staples, Inc.(a)	440,276
5,908	Starbucks Corp.(a)	433,529
5,618	Starwood Hotels & Resorts Worldwide, Inc.(a)	447,193
7,391	Target Corp.(a)	447,229
4,774	Tiffany & Co.(a)	411,280
7,152	TJX Cos., Inc.(a)	433,769
6,175	Tractor Supply Co.(a)	436,140
12,342	Urban Outfitters, Inc.(a) (b)	450,113
7,226	VF Corp.(a)	447,145
6,542	Walgreen Co.(a)	431,968
5,908	Wal-Mart Stores, Inc.(a)	451,548
3,089	Whirlpool Corp.(a)	461,682
1,777	WW Grainger, Inc.(a)	448,977
6,083	Wyndham Worldwide Corp.(a)	445,458
1,911	Wynn Resorts Ltd.(a)	424,529
5,844	Yum! Brands, Inc.(a)	440,579
		30,861,501

	Consumer, Non-cyclical - 23.9%
11,258	Abbott Laboratories(a)	433,546
8,566	AbbVie, Inc.(a)	440,292
2,045	Actavis PLC (Ireland)(a) (b)	420,963
15,625	Adt Corp.(a)	467,968
6,137	Aetna, Inc.(a)	460,091
2,503	Alexion Pharmaceuticals, Inc.(a) (b)	380,781
3,418	Allergan, Inc.(a)	424,174
1,575	Alliance Data Systems Corp.(a) (b)	429,109
12,074	Altria Group, Inc.(a)	451,930
6,493	AmerisourceBergen Corp.(a)	425,876
3,580	Amgen, Inc.(a)	441,558
10,321	Archer-Daniels-Midland Co.(a)	447,828
5,658	Automatic Data Processing, Inc.(a)	437,137
8,691	Avery Dennison Corp.(a)	440,373
29,724	Avon Products, Inc.(a)	435,159
6,599	Baxter International, Inc.(a)	485,555
5,274	Beam, Inc.(a)	439,324
3,804	Becton Dickinson and Co.(a)	445,372
1,321	Biogen IDEC, Inc.(a) (b)	404,054
33,724	Boston Scientific Corp.(a) (b)	455,948
8,126	Bristol-Myers Squibb Co.(a)	422,146
5,035	Brown-Forman Corp., Class B(a)	451,589
9,959	Campbell Soup Co.(a)	446,960
6,070	Cardinal Health, Inc.(a)	424,779
10,903	CareFusion Corp.(a) (b)	438,519
2,937	Celgene Corp.(a) (b)	410,005
5,732	Cigna Corp.(a)	479,941
5,021	Clorox Co.(a)	441,898
11,495	Coca-Cola Co.(a)	444,397
9,435	Coca-Cola Enterprises, Inc.(a)	450,616
6,873	Colgate-Palmolive Co.(a)	445,852
14,913	ConAgra Foods, Inc.(a)	462,750
5,318	Constellation Brands, Inc., Class A(a) (b)	451,870
6,246	Covidien PLC (Ireland)(a)	460,080
3,027	CR Bard, Inc.(a)	447,935
6,434	DaVita HealthCare Partners, Inc.(a) (b)	442,981
9,780	DENTSPLY International, Inc.(a)	450,271
8,376	Dr Pepper Snapple Group, Inc.(a)	456,157
6,081	Edwards Lifesciences Corp.(a) (b)	451,028
7,452	Eli Lilly & Co.(a)	438,625
6,178	Equifax, Inc.(a)	420,289
6,331	Estee Lauder Cos., Inc., Class A(a)	423,417
5,671	Express Scripts Holding Co.(a) (b)	425,835
4,594	Forest Laboratories, Inc.(a) (b)	423,888
8,814	General Mills, Inc.(a)	456,741
5,846	Gilead Sciences, Inc.(a) (b)	414,248
14,939	H&R Block, Inc.(a)	451,008
4,131	Hershey Co.(a)	431,276
9,310	Hormel Foods Corp.(a)	458,704
10,422	Hospira, Inc.(a) (b)	450,752
4,008	Humana, Inc.(a)	451,782
1,038	Intuitive Surgical, Inc.(a) (b)	454,634
16,001	Iron Mountain, Inc.(a)	441,148
4,561	JM Smucker Co.(a)	443,512
4,727	Johnson & Johnson(a)	464,333
7,204	Kellogg Co.(a)	451,763
3,873	Keurig Green Mountain, Inc.(a)	408,950
4,001	Kimberly-Clark Corp.(a)	441,110
7,911	Kraft Foods Group, Inc.(a)	443,807
9,992	Kroger Co.(a)	436,151
4,587	Laboratory Corp. of America Holdings(a) (b)	450,489
8,461	Lorillard, Inc.(a)	457,571
5,748	MasterCard, Inc., Class A(a)	429,376
6,485	McCormick & Co., Inc.(a)	465,234
5,515	McGraw-Hill Cos., Inc.(a)	420,795
2,426	McKesson Corp.(a)	428,359
5,337	Mead Johnson Nutrition Co.(a)	443,718
7,454	Medtronic, Inc.(a)	458,720
7,878	Merck & Co., Inc.(a)	447,234
7,617	Molson Coors Brewing Co., Class B(a)	448,337
12,809	Mondelez International, Inc.(a)	442,551
6,263	Monster Beverage Corp.(a) (b)	434,965
5,438	Moody's Corp.(a)	431,342
8,336	Mylan, Inc.(a) (b)	407,047
10,661	Patterson Cos., Inc.(a)	445,203
10,490	Paychex, Inc.(a)	446,874
5,416	PepsiCo, Inc.(a)	452,236
2,652	Perrigo Co. PLC (Ireland)(a)	410,158
14,049	Pfizer, Inc.(a)	451,254
5,491	Philip Morris International, Inc.(a)	449,548
5,554	Procter & Gamble Co.(a)	447,653
12,412	Quanta Services, Inc.(a) (b)	458,003
8,187	Quest Diagnostics, Inc.(a)	474,191
1,332	Regeneron Pharmaceuticals, Inc.(a) (b)	399,973
8,075	Reynolds American, Inc.(a)	431,367
10,640	Robert Half International, Inc.(a)	446,348
11,429	Safeway, Inc.(a)	422,187
6,713	St Jude Medical, Inc.(a)	438,963
5,467	Stryker Corp.(a)	445,396
12,208	Sysco Corp.(a)	441,075
11,023	Tenet Healthcare Corp.(a) (b)	471,895
14,542	Total System Services, Inc.(a)	442,222
10,578	Tyson Foods, Inc., Class A(a)	465,538
5,796	UnitedHealth Group, Inc.(a)	475,214
5,208	Varian Medical Systems, Inc.(a) (b)	437,420
5,603	Vertex Pharmaceuticals, Inc.(a) (b)	396,244
4,699	WellPoint, Inc.(a)	467,785
27,542	Western Union Co.(a)	450,587
8,136	Whole Foods Market, Inc.(a)	412,577
4,659	Zimmer Holdings, Inc.(a)	440,648
14,913	Zoetis, Inc.(a)	431,582
		44,596,664

	Diversified - 0.2%
16,663	Leucadia National Corp.(a)	466,564

	Energy - 10.7%
5,350	Anadarko Petroleum Corp.(a)	453,466
5,537	Apache Corp.(a)	459,294
7,099	Baker Hughes, Inc.(a)	461,577
12,919	Cabot Oil & Gas Corp., Class A(a)	437,696
7,086	Cameron International Corp.(a) (b)	437,702
17,528	Chesapeake Energy Corp.(a)	449,067
3,846	Chevron Corp.(a)	457,328
6,588	ConocoPhillips(a)	463,466
11,370	Consol Energy, Inc.(a)	454,232
26,983	Denbury Resources, Inc.(a)	442,521
6,994	Devon Energy Corp.(a)	468,108
9,927	Diamond Offshore Drilling, Inc.(a)	484,041
9,075	Ensco PLC, Class A (United Kingdom)(a)	478,979
2,358	EOG Resources, Inc.(a)	462,569
4,287	EQT Corp.(a)	415,710
4,695	Exxon Mobil Corp.(a)	458,608
8,545	FMC Technologies, Inc.(a) (b)	446,818
7,950	Halliburton Co.(a)	468,176
4,480	Helmerich & Payne, Inc.(a)	481,869
5,465	Hess Corp.(a)	452,939
13,840	Kinder Morgan, Inc.(a)	449,662
13,263	Marathon Oil Corp.(a)	471,102
4,668	Marathon Petroleum Corp.(a)	406,303
7,281	Murphy Oil Corp.(a)	457,684
19,943	Nabors Industries Ltd. (Bermuda)(a)	491,595
5,881	National Oilwell Varco, Inc.(a)	457,953
15,867	Newfield Exploration Co.(a) (b)	497,588
15,087	Noble Corp. PLC (United Kingdom)(a)	493,947
6,583	Noble Energy, Inc.(a)	467,656
4,545	Occidental Petroleum Corp.(a)	433,093
7,461	Oneok, Inc.(a)	442,064
28,342	Peabody Energy Corp.(a)	463,108
5,576	Phillips 66(a)	429,687
2,356	Pioneer Natural Resources Co.(a)	440,902
15,422	QEP Resources, Inc.(a)	454,024
5,002	Range Resources Corp.(a)	415,016
13,836	Rowan Companies PLC (United Kingdom)(a)	465,996
4,925	Schlumberger Ltd. (Curacao)(a)	480,188
9,955	Southwestern Energy Co.(a) (b)	458,030
11,993	Spectra Energy Corp.(a)	443,021
8,246	Tesoro Corp.(a)	417,165
11,295	Transocean Ltd. (Switzerland)(a)	466,935
8,090	Valero Energy Corp.(a)	429,579
10,596	Williams Cos., Inc.(a)	429,986
		19,996,450

	Financial - 19.2%
4,486	ACE Ltd. (Switzerland)(a)	444,383
6,844	Aflac, Inc.(a)	431,446
7,959	Allstate Corp.(a)	450,320
4,866	American Express Co.(a)	438,086
9,029	American International Group, Inc.(a)	451,540
5,458	American Tower Corp., REIT(a)	446,846
4,054	Ameriprise Financial, Inc.(a)	446,224
5,261	AON PLC (United Kingdom)(a)	443,397
14,424	Apartment Investment & Management Co., Class A, REIT(a)	435,893
6,713	Assurant, Inc.(a)	436,076
3,381	AvalonBay Communities, Inc., REIT(a)	443,993
26,116	Bank of America Corp.(a)	449,195
13,243	Bank of New York Mellon Corp.(a)	467,345
11,405	BB&T Corp.(a)	458,139
3,582	Berkshire Hathaway, Inc., Class B(a) (b)	447,643
1,483	BlackRock, Inc.(a)	466,374
3,922	Boston Properties, Inc., REIT(a)	449,187
6,077	Capital One Financial Corp.(a)	468,901
16,113	CBRE Group, Inc., Class A(a) (b)	441,980
16,843	Charles Schwab Corp.(a)	460,319
5,094	Chubb Corp.(a)	454,894
9,275	Cincinnati Financial Corp.(a)	451,322
9,358	Citigroup, Inc.(a)	445,441
5,822	CME Group, Inc.(a)	430,886
9,027	Comerica, Inc.(a)	467,599
5,855	Crown Castle International Corp., REIT(a)	431,982
7,674	Discover Financial Services(a)	446,550
18,677	E*Trade Financial Corp.(a) (b)	429,945
7,555	Equity Residential, REIT(a)	438,114
19,640	Fifth Third Bancorp(a)	450,738
8,582	Franklin Resources, Inc.(a)	464,973
19,763	General Growth Properties, Inc., REIT(a)	434,786
26,399	Genworth Financial, Inc., Class A(a) (b)	468,053
2,654	Goldman Sachs Group, Inc.(a)	434,858
12,447	Hartford Financial Services Group, Inc.(a)	439,006
11,807	HCP, Inc., REIT(a)	457,995
7,445	Health Care REIT, Inc., REIT(a)	443,722
21,518	Host Hotels & Resorts, Inc., REIT(a)	435,524
45,895	Hudson City Bancorp, Inc.(a)	451,148
45,846	Huntington Bancshares, Inc.(a)	457,085
2,140	IntercontinentalExchange Group, Inc.(a)	423,356
12,706	Invesco Ltd. (Bermuda)(a)	470,121
7,724	JPMorgan Chase & Co.(a)	468,924
31,815	KeyCorp(a)	453,046
20,053	Kimco Realty Corp., REIT(a)	438,760
9,696	Legg Mason, Inc.(a)	475,491
8,702	Lincoln National Corp.(a)	440,930
9,979	Loews Corp.(a)	439,575
3,736	M&T Bank Corp.(a)	453,177
7,316	Macerich Co., REIT(a)	456,006
8,933	Marsh & McLennan Cos., Inc.(a)	440,397
8,485	MetLife, Inc.(a)	448,008
14,108	Morgan Stanley(a)	439,746
11,155	NASDAQ OMX Group, Inc.(a)	412,066
7,073	Northern Trust Corp.(a)	463,706
30,447	People's United Financial, Inc.(a)	452,747
10,482	Plum Creek Timber Co., Inc., REIT(a)	440,663
5,296	PNC Financial Services Group, Inc.(a)	460,752
9,670	Principal Financial Group, Inc.(a)	444,723
18,512	Progressive Corp.(a)	448,361
10,916	ProLogis, Inc., REIT(a)	445,700
5,241	Prudential Financial, Inc.(a)	443,651
2,608	Public Storage, REIT(a)	439,422
41,275	Regions Financial Corp.(a)	458,565
2,725	Simon Property Group, Inc., REIT(a)	446,900
17,945	SLM Corp.(a)	439,294
6,779	State Street Corp.(a)	471,479
11,361	SunTrust Banks, Inc.(a)	452,054
5,465	T Rowe Price Group, Inc.(a)	450,043
5,625	Torchmark Corp.(a)	442,688
5,309	Travelers Cos., Inc.(a)	451,796
12,579	Unum Group(a)	444,164
10,563	US Bancorp(a)	452,730
7,222	Ventas, Inc., REIT(a)	437,437
1,988	Visa, Inc., Class A(a)	429,130
4,497	Vornado Realty Trust, REIT(a)	443,224
9,255	Wells Fargo & Co.(a)	460,344
14,694	Weyerhaeuser Co., REIT(a)	431,269
14,639	XL Group PLC (Ireland)(a)	457,469
13,996	Zions Bancorporation(a)	433,596
		35,813,418

	Industrial - 15.6%
3,378	3M Co.(a)	458,259
7,915	Agilent Technologies, Inc.(a)	442,607
8,230	Allegion PLC (Ireland)(a)	429,359
8,338	AMETEK, Inc.(a)	429,324
4,848	Amphenol Corp., Class A(a)	444,319
8,121	Ball Corp.(a)	445,112
11,412	Bemis Co., Inc.(a)	447,807
3,565	Boeing Co.(a)	447,372
4,600	Caterpillar, Inc.(a)	457,102
8,580	CH Robinson Worldwide, Inc.(a)	449,506
15,459	CSX Corp.(a)	447,847
3,148	Cummins, Inc.(a)	469,021
5,945	Danaher Corp.(a)	445,875
5,032	Deere & Co.(a)	456,906
5,497	Dover Corp.(a)	449,380
6,156	Eaton Corp. PLC (Ireland)(a)	462,440
7,013	Emerson Electric Co.(a)	468,468
11,256	Expeditors International of Washington, Inc.(a)	446,075
3,207	FedEx Corp.(a)	425,120
12,855	FLIR Systems, Inc.(a)	462,780
5,772	Flowserve Corp.(a)	452,178
5,903	Fluor Corp.(a)	458,840
8,406	Garmin Ltd. (Switzerland)(a)	464,516
4,076	General Dynamics Corp.(a)	443,958
17,473	General Electric Co.(a)	452,376
4,769	Honeywell International, Inc.(a)	442,372
5,465	Illinois Tool Works, Inc.(a)	444,468
7,711	Ingersoll-Rand PLC (Ireland)(a)	441,378
24,744	Jabil Circuit, Inc.(a)	445,392
7,009	Jacobs Engineering Group, Inc.(a) (b)	445,072
7,869	Joy Global, Inc.(a)	456,402
4,541	Kansas City Southern(a)	463,455
3,806	L-3 Communications Holdings, Inc.(a)	449,679
13,941	Leggett & Platt, Inc.(a)	455,034
2,700	Lockheed Martin Corp.(a)	440,748
19,276	Masco Corp.(a)	428,120
4,642	Norfolk Southern Corp.(a)	451,063
3,613	Northrop Grumman Corp.(a)	445,772
13,588	Owens-Illinois, Inc.(a) (b)	459,682
5,092	Pall Corp.(a)	455,581
3,775	Parker Hannifin Corp.(a)	451,905
5,666	Pentair Ltd. (Switzerland)(a)	449,540
9,804	PerkinElmer, Inc.(a)	441,768
1,740	Precision Castparts Corp.(a)	439,802
4,383	Raytheon Co.(a)	432,997
13,164	Republic Services, Inc.(a)	449,682
3,657	Rockwell Automation, Inc.(a)	455,479
5,504	Rockwell Collins, Inc.(a)	438,504
3,273	Roper Industries, Inc.(a)	436,978
5,682	Ryder System, Inc.(a)	454,105
13,671	Sealed Air Corp.(a)	449,366
3,951	Snap-On, Inc.(a)	448,359
5,552	Stanley Black & Decker, Inc.(a)	451,045
3,813	Stericycle, Inc.(a) (b)	433,233
7,698	TE Connectivity Ltd. (Switzerland)(a)	463,497
11,622	Textron, Inc.(a)	456,628
3,589	Thermo Fisher Scientific, Inc.(a)	431,541
10,229	Tyco International Ltd. (Switzerland)(a)	433,710
2,369	Union Pacific Corp.(a)	444,567
4,556	United Parcel Service, Inc., Class B(a)	443,663
3,896	United Technologies Corp.(a)	455,208
6,625	Vulcan Materials Co.(a)	440,231
10,751	Waste Management, Inc.(a)	452,295
3,881	Waters Corp.(a) (b)	420,739
11,925	Xylem, Inc.(a)	434,309
		29,089,916

	Technology - 10.9%
5,392	Accenture PLC, Class A (Ireland)(a)	429,850
6,531	Adobe Systems, Inc.(a) (b)	429,348
7,371	Akamai Technologies, Inc.(a) (b)	429,066
12,432	Altera Corp.(a)	450,536
8,760	Analog Devices, Inc.(a)	465,506
836	Apple, Inc.(a)	448,715
23,438	Applied Materials, Inc.(a)	478,604
8,694	Autodesk, Inc.(a) (b)	427,571
14,654	Broadcom Corp., Class A(a)	461,308
13,937	CA, Inc.(a)	431,629
7,402	Cerner Corp.(a) (b)	416,363
7,336	Citrix Systems, Inc.(a) (b)	421,306
8,731	Cognizant Technology Solutions Corp., Class A(a) (b)	441,876
7,108	Computer Sciences Corp.(a)	432,309
4,469	Dun & Bradstreet Corp.(a)	443,995
14,823	Electronic Arts, Inc.(a) (b)	430,015
16,280	EMC Corp.(a)	446,235
8,316	Fidelity National Information Services, Inc.(a)	444,490
8,121	First Solar, Inc.(a) (b)	566,766
7,665	Fiserv, Inc.(a) (b)	434,529
15,093	Hewlett-Packard Co.(a)	488,409
17,907	Intel Corp.(a)	462,180
2,409	International Business Machines Corp.(a)	463,708
5,491	Intuit, Inc.(a)	426,815
6,559	KLA-Tencor Corp.(a)	453,489
8,341	Lam Research Corp.(a) (b)	458,755
9,444	Linear Technology Corp.(a)	459,828
39,561	LSI Corp.(a)	437,940
9,523	Microchip Technology, Inc.(a)	454,818
18,311	Micron Technology, Inc.(a) (b)	433,238
11,638	Microsoft Corp.(a)	477,042
11,997	NetApp, Inc.(a)	442,689
24,620	NVIDIA Corp.(a)	440,944
11,668	Oracle Corp.(a)	477,338
17,376	Pitney Bowes, Inc.(a)	451,602
5,870	Qualcomm, Inc.(a)	462,908
7,614	Red Hat, Inc.(a) (b)	403,390
7,544	Salesforce.com, Inc.(a) (b)	430,687
5,987	SanDisk Corp.(a)	486,085
8,749	Seagate Technology PLC (Ireland)(a)	491,344
9,817	Teradata Corp.(a) (b)	482,898
9,902	Texas Instruments, Inc.(a)	466,879
5,160	Western Digital Corp.(a)	473,791
41,390	Xerox Corp.(a)	467,707
8,455	Xilinx, Inc.(a)	458,853
		20,383,354

	Utilities - 7.2%
31,769	AES Corp.(a)	453,661
8,964	AGL Resources, Inc.(a)	438,877
10,664	Ameren Corp.(a)	439,357
8,755	American Electric Power Co., Inc.(a)	443,528
18,357	CenterPoint Energy, Inc.(a)	434,877
15,233	CMS Energy Corp.(a)	446,022
8,027	Consolidated Edison, Inc.(a)	430,649
6,278	Dominion Resources, Inc.(a)	445,675
6,123	DTE Energy Co.(a)	454,878
6,206	Duke Energy Corp.(a)	441,991
8,428	Edison International(a)	477,109
6,794	Entergy Corp.(a)	454,179
14,318	Exelon Corp.(a)	480,512
13,972	FirstEnergy Corp.(a)	475,467
7,597	Integrys Energy Group, Inc.(a)	453,161
4,655	NextEra Energy, Inc.(a)	445,111
12,425	NiSource, Inc.(a)	441,460
9,773	Northeast Utilities(a)	444,672
14,639	NRG Energy, Inc.(a)	465,520
21,676	Pepco Holdings, Inc.(a)	443,924
9,894	PG&E Corp.(a)	427,421
7,972	Pinnacle West Capital Corp.(a)	435,750
13,388	PPL Corp.(a)	443,678
11,971	Public Service Enterprise Group, Inc.(a)	456,574
8,744	SCANA Corp.(a)	448,742
4,574	Sempra Energy(a)	442,581
10,089	Southern Co.(a)	443,311
25,914	TECO Energy, Inc.(a)	444,425
9,683	Wisconsin Energy Corp.(a)	450,744
14,375	Xcel Energy, Inc.(a)	436,425
		13,440,281

	Total Common Stocks - 119.3%
	(Cost $184,461,609)	222,770,391

	Other Assets in excess of Liabilities - 0.7%	1,135,298
	Total Value of Options Written - (0.7%) (Premiums received $1,712,218)	(1,244,681)
	Borrowings - (19.3% of Net Assets or 16.2% of Total Investments)	(36,000,000)
	Net Assets - 100.0%	$ 186,661,008

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (0.7%) (b)	Month	Price	Value
	Call Options Written - (0.7%)
691	Consumer Discretionary Select Sector Fund	April 2014	$ 67.00	$ (4,837)
130	Energy Select Sector SPDR Fund	April 2014	88.00	(21,905)
2,521	Financial Select Sector SPDR Fund	April 2014	22.00	(118,487)
843	iShares Dow Jones US Real Estate Index Fund	April 2014	68.00	(42,572)
154	S&P 500 Index	April 2014	1,880.00	(191,730)
350	S&P 500 Index	April 2014	1,890.00	(285,250)
1,800	SPDR S&P 500	April 2014	187.00	(319,500)
2,100	SPDR S&P 500	April 2014	188.00	(260,400)
	Total Value of Call Options Written (0.7%)
	Premiums received ($1,712,218)			$(1,244,681)

NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) All or a portion of these securities have been physically segregated in connection with borrowings. As of March 31, 2014, the total amount segregated was $222,770,391.

(b) Non-income producing security.

Securities are classified by sectors that represent broad groupings of industries.

See previously submitted notes to financial statements for the period ended December 31, 2013.

Country Breakdown*
United States	94.5%
Ireland	1.8%
Switzerland	1.2%
United Kingdom	0.9%
Bermuda	0.4%
Netherlands	0.4%
Curacao	0.2%
Jersey	0.2%
Panama	0.2%
British Virgin Islands	0.2%

*Subject to change daily. Based on common stocks.

At March 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$184,698,801	$ 41,422,643	$ (3,351,053)	$ 38,071,590

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sale price as of the close of the exchange on which they are traded. Preferred stocks for which the last price is not available are valued at the mean between the last available bid and ask prices on that day. Equity index options are valued at the mean between the last available bid and ask prices on the primary exchange on which they are traded. Exchange-traded options are valued at the mean of the best bid and ask prices at the close on those exchanges on which they are traded. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximated market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using independent pricing providers who employ models using various observable market inputs. The Fund did not have any Level 2 or Level 3 securities during the three months ended March 31, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of March 31, 2014:

Description
(value in $000s)	Level 1	Level 2	Level 3	Total
Common Stocks*	$222,770	$-	$-	$222,770
Liabilities:
Call Options Written	$1,245	$-	$-	$1,245
* Refer to Portfolio of Investments for breakout by industry.

During the three months ended March 31, 2014, there were no transfers between levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      May 21, 2014

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      May 21, 2014